Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Zenas BioPharma, Inc. 2026 Inducement Plan, as amended Common Stock, par value $0.0001 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	32.81
Maximum Aggregate Offering Price	$ 19,686,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,718.64
Offering Note	1(a) Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant's Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. 1(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant's Common Stock, as reported by the Nasdaq Global Select Market on September 9, 2026, which were $33.53 and $32.08, respectively.